Ascendant Balanced Fund
FUND SUMMARY: Ascendant Balanced Fund
Investment Objective:
The Fund seeks total return from income and growth of capital.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 26 of the Fund’s Prospectus and in Purchase, Redemption and Pricing of Shares on page 52 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Ascendant Balanced Fund	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Ascendant Balanced Fund		Class A Shares	Class C Shares	Class I Shares
Management Fees		1.10%	1.10%	1.10%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		1.05%	1.05%	0.97%
Acquired Fund Fees and Expenses	[1]	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses		2.42%	3.17%	2.09%
Fee Waiver and Reimbursement	[2]	(0.05%)	(0.05%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement		2.37%	3.12%	2.09%
[1]	Acquired Fund Fees and Expenses are the estimated average indirect costs of investing in other investment companies (the "Underlying Funds"). The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least January 31, 2015, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser)) will not exceed 2.35%, 3.10% and 2.10% of the daily average net assets attributable to each of the Class A, Class C and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waive d or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days' written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example Ascendant Balanced Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	801	1,282	1,787	3,169
Class C Shares	315	973	1,655	3,472
Class I Shares	212	655	1,124	2,421

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Ascendant Balanced Fund’s portfolio turnover rate was 63% of the average value of its portfolio.

Principal Investment Strategies:

Under normal market conditions, the Fund invests at least 25% of its assets in common stocks and at least 25% of its assets in fixed income securities. The Fund invests in common stocks without restriction as to issuer capitalization or country. The Fund defines fixed income securities as bills, notes, bonds, similar debt obligations and convertible debt issued by the United States Government its agencies or instrumentalities or U.S. or foreign corporations. The Fund’s straight fixed income investments are primarily investment grade credit quality. The Fund defines investment grade fixed income securities as those rated, at the time purchased, in the top four categories by a rating agency such as Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Ratings Group (“S&P”), or, if unrated, determined to be of comparable quality. However, convertible bonds are purchased without restriction as to credit quality, including those with below investment grade credit quality, commonly known as “junk bonds”. Fixed income securities are purchased without restriction as to maturity, individual issuer country or capitalization.

The adviser selects common stocks from the stocks listed on the major US exchanges with, generally, at least five years of historical financial data, including American depositary receipts (“ADRs”) representing common stocks of foreign issuers. The adviser’s selection process is primarily based on a bottom up, quantitative process utilizing a broad array of technical and fundamental data items developed through 40 years of proprietary research and statistical modeling. These data items consider fundamental measures including: stock valuation based on price to earnings ratio, balance sheet leverage, and relative-to-industry earnings. Based on this analysis, companies and industries are ranked based on prospects for relative price performance over various time horizons. The adviser also evaluates the most attractive common stocks using qualitative considerations, such as the experience of a company’s management, to select securities. The adviser also uses market cycle analysis as a tool to guide portfolio allocation and repositioning.

The adviser selects fixed income securities with the highest yield and/or expected capital appreciation among peers of the same credit rating, maturity and issuer type. The adviser’s selection process for corporate bonds uses multi-factor equity models to evaluate company and industry prospects and further screens based on credit rating and portfolio duration. Government securities are selected in a similar manner and Treasury Inflation Protected Securities (TIPS) may be utilized for inflation protection. Convertible securities, like other corporate bonds, are also evaluated based on multifactor equity models to evaluate an issuer’s equity prospects and further screens include yield to maturity, maturity date and conversion parity.

The adviser may sell a security based on its performance, new research or when the underlying investment thesis has deteriorated.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.

• Convertible Bond Risk. Convertible bonds are hybrid securities that have characteristics of both fixed income securities and common stocks and are subject to risks associated with both debt and equity securities.

• Credit Risk. Issuers of fixed income securities may suffer from a reduced ability to repay their interest and principal obligations. They may even default on interest and/or principal payments owed to the Fund. An increase in credit risk or a default will likely cause the value of Fund fixed income securities to decline. Issuers with lower credit quality, such as junk bonds issuers, are more susceptible to economic or industry downturns and are more likely to default.

• Equity Market Risk. Equity markets can be volatile. In other words, the prices of common stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Foreign Risk. Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. The values of foreign issuer common stocks and ADRs may be affected by changes in exchange control regulations, application of foreign tax laws, changes in governmental administration or economic or monetary policy.

• Interest Rate Risk. In general, the price of a fixed income security falls when interest rates rise. Fixed income securities have varying levels of sensitivity to changes in interest rates. Securities with longer maturities may be more sensitive to interest rate changes.

• Issuer-Specific Risk. The value of a specific common stock can be more volatile than the market as a whole and can perform differently from the market as a whole.

• Management Risk. The adviser’s judgments about the attractiveness and potential appreciation of a common stock may prove to be inaccurate and may not produce the desired results.

• Small and Medium Capitalization Company Risk. The value of small or medium capitalization company securities may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

• Underlying Funds Risk. Other investment companies, including mutual funds and exchange-traded funds (“Underlying Funds’), are subject to their own expenses which will be indirectly paid by the Fund, thereby increasing the costs of investing in the Fund.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of Class I shares of the Fund for each full calendar year since the Fund’s inception. Returns for Class A and Class C shares, which are not presented, will vary from the returns for Class I shares. The performance table compares the performance of the share classes of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-855-527-2363 or visiting ascendantfunds.com.

Class I Annual Total Return For Calendar Years Ended December 31	[1]

Best Quarter:	1st Quarter 2012	8.42%
Worst Quarter:	2nd Quarter 2012	(2.92)%

Performance Table Average Annual Total Returns (For periods ended December 31, 2013)
Average Annual Total Returns Ascendant Balanced Fund	Label	One Year	Life of Fund	Inception Date
Class I Shares	Return before taxes	19.34%	17.72%	Oct. 05, 2011
Class I Shares Return after taxes on distributions		18.93%	17.45%
Class I Shares Return after taxes on distributions and sale of Fund shares		10.94%	13.69%
Class A Shares	Return before taxes	12.19%	14.29%	Oct. 05, 2011
Class C Shares	Return before taxes	17.77%	16.43%	Oct. 05, 2011
Standard & Poor's 500 Index (reflects no deduction for fees, expenses or taxes)		32.39%	6.66%
BofA Merrill Lynch U.S. Corporate & Government Index (reflects no deduction for fees, expenses or taxes)		(2.68%)	1.60%
Blended Benchmark Index (reflects no deduction for fees, expenses or taxes)		17.25%	6.19%

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs). After tax returns are not shown for Class A and C shares and would differ from those of Class I shares.

The Standard and Poor’s 500 Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. BofA Merrill Lynch U.S. Corporate & Government Index tracks the performance of U.S. dollar denominated investment grade debt publicly issued in the U.S. domestic market, including U.S. Treasury, U.S. agency, foreign government, supranational and corporate securities. The Blended Benchmark Index represents a blend of 60% S&P 500 Total Return Index and 40% BofA Merrill Lynch U.S. Corporate and Government Index. Index returns assume reinvestment of dividends. An investor cannot invest directly in an index.

Ascendant Natural Resources Fund
FUND SUMMARY: Ascendant Natural Resources Fund
Investment Objective:
The Fund seeks growth of capital.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 26 of the Fund’s Prospectus and in Purchase, Redemption and Pricing of Shares on page 52 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Ascendant Natural Resources Fund	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Ascendant Natural Resources Fund		Class A Shares	Class C Shares	Class I Shares
Management Fees	[1]	1.35%	1.35%	1.35%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		2.80%	2.80%	2.80%
Acquired Fund Fees and Expenses	[2]	0.04%	0.04%	0.04%
Total Annual Fund Operating Expenses	[3]	4.44%	5.19%	4.19%
Fee Waiver and Reimbursement	[4]	(1.80%)	(1.80%)	(1.80%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement		2.64%	3.39%	2.39%
[1]	Reflects the aggregate management fees charged by the investment adviser to the "Master Fund," as defined below, and the Fund.
[2]	Acquired Fund Fees and Expenses are the estimated average indirect costs of investing in other investment companies (the "Underlying Funds"). The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	Includes expenses allocated from the Master Fund in which the Fund invests.
[4]	The Fund's adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least January 31, 2015, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser)) will not exceed 2.60%, 3.35% and 2.35% of the daily average net assets attributable to each of the Class A, Class C and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example Ascendant Natural Resources Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	827	1,688	2,559	4,780
Class C Shares	342	1,394	2,443	5,048
Class I Shares	242	1,109	1,990	4,255

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 62% of the average value of its portfolio.

Principal Investment Strategies:

Under normal market conditions, the Fund invests at least 80% of its assets in the common stock of natural resource companies. The Fund defines natural resource companies as those in businesses that are primarily related to (i.e. have a majority of their assets in, or revenues or profits from) oil, gas, metals, forest products, agriculture, chemicals, commodities or other natural resources, including mining, refining or processing. The Fund may also invest in exchange traded funds and other equity securities. The Fund invests without restriction as to issuer, capitalization or country.

The adviser selects natural resource common stocks from the stocks listed on the major US exchanges with, generally, at least five years of historical financial data, including American depositary receipts (“ADRs”) representing common stocks of foreign issuers. The adviser’s selection process is primarily based on a bottom up, quantitative process utilizing a broad array of technical and fundamental data items developed through 40 years of proprietary research and statistical analysis. These data items consider fundamental measures including: stock valuation based on price to earnings ratio, balance sheet leverage, and relative-to-industry earnings. Based on this analysis, companies and industries are ranked based on prospects for relative price performance over various time horizons. The adviser also evaluates the most attractive common stocks using qualitative considerations, such as the experience of a company’s management, to select securities.

The adviser may sell a security based on its performance, new research or when the underlying investment thesis has deteriorated.

The Fund is a “feeder” fund that currently invests all of its assets in the Natural Resources Master Fund, a series of Northern Lights Fund Trust (the “Master Fund”), which has the same investment objective and strategies as the Fund. Generally all investments are made at the Master Fund level. This structure is sometimes called a “master-feeder” structure. The Fund’s investment results will correspond directly to the investment results of the Master Fund. The Fund also may invest in additional master funds, other investment companies managed by Ascendant Advisors, LLC, or directly in a portfolio of securities.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Since the Fund is a feeder fund, all references to the investment activities of the Fund also are intended to apply to the Master Fund and any other investment company in which the Fund may invest. Many factors affect the Fund’s net asset value and performance.

• Equity Market Risk. Equity markets can be volatile. In other words, the prices of common stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Foreign Risk. Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. The values of foreign issuer common stocks and ADRs may be affected by changes in exchange control regulations, application of foreign tax laws, changes in governmental administration or economic or monetary policy.

• Issuer-Specific Risk. The value of a specific common stock can be more volatile than the market as a whole and can perform differently from the market as a whole.

• Management Risk. The adviser’s judgments about the attractiveness and potential appreciation of a common stock may prove to be inaccurate and may not produce the desired results.

• Natural Resource Risk. The Fund’s exposure to companies primarily engaged in the natural resource markets may subject the Fund to greater volatility than investments in a wider variety of industries. Natural resource companies may be affected by changes in overall market movements, commodity price volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

• Small and Medium Capitalization Company Risk. The value of small or medium capitalization company common stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

• Underlying Funds Risk. Other investment companies, including mutual funds and exchange-traded funds (“Underlying Funds’), are subject to their own expenses which will be indirectly paid by the Fund, thereby increasing the costs of investing in the Fund.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of Class A shares of the Fund for each full calendar year since the Fund’s inception. Returns for Class I and Class C shares, which are not presented, will vary from the returns for Class A shares. The performance table compares the performance of the share classes of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-855-527-2363 or visiting ascendantfunds.com.

Class A Annual Total Return For Calendar Period Ended December 31 (Returns do not reflect sales loads and would be lower if they did)	[2]

Best Quarter:	3rd Quarter 2012	9.31%
Worst Quarter:	2nd Quarter 2012	(9.55)%

Performance Table Average Annual Total Returns (For periods ended December 31, 2013)
Average Annual Total Returns Ascendant Natural Resources Fund	Label	One Year	Life of Fund	Inception Date
Class A Shares	Return before taxes with sales load	2.90%	6.14%	Oct. 05, 2011
Class A Shares Return after taxes on distributions		2.90%	6.07%
Class A Shares Return after taxes on distributions and sale of Fund shares		1.64%	4.69%
Class C Shares	Return before taxes	8.56%	8.38%	Oct. 05, 2011
Class I Shares	Return before taxes	9.49%	9.63%	Oct. 05, 2011
S&P North American Natural Resources Sector Index TR (reflects no deduction for fees, expenses or taxes)		16.49%	13.38%

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs). After tax returns are not shown for Class C and I shares and would differ from those of Class A shares.

S&P North American Natural Resources Sector Index TR is an equity benchmark that represents U.S. traded securities across a broadly defined North American Natural Resource sector. The index is modified-capitalization weighted, where a stock’s weight is capped at a level determined on a sector basis.

Ascendant Deep Value Convertibles Fund
FUND SUMMARY: Ascendant Deep Value Convertibles Fund
Investment Objective:
The Fund seeks total return from income and growth of capital.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 26 of the Fund’s Prospectus and in Purchase, Redemption and Pricing of Shares on page 52 of the Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Ascendant Deep Value Convertibles Fund	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Ascendant Deep Value Convertibles Fund		Class A Shares	Class C Shares	Class I Shares
Management Fees		1.15%	1.15%	1.15%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		5.97%	5.97%	5.97%
Acquired Fund Fees and Expenses	[1]	0.06%	0.06%	0.06%
Total Annual Fund Operating Expenses		7.43%	8.18%	7.18%
Fee Waiver and Reimbursement	[2]	(4.97%)	(4.97%)	(4.97%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement		2.46%	3.21%	2.21%
[1]	Acquired Fund Fees and Expenses are the estimated average indirect costs of investing in other investment companies (the "Underlying Funds"). The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least January 31, 2015, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the adviser)) will not exceed 2.40%, 3.15% and 2.15% of the daily average net assets attributable to each of the Class A, Class C and Class I shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waive d or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example Ascendant Deep Value Convertibles Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	810	2,211	3,545	6,607
Class C Shares	324	1,937	3,448	6,827
Class I Shares	224	1,668	3,050	6,249

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period, the Fund’s portfolio turnover rate was 165% of the average value of its portfolio.

Principal Investment Strategies:

Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings) in convertible securities. The Fund invests in a diversified portfolio of convertible securities that the adviser believes are undervalued. The securities in the portfolio may be issued by U.S. or foreign companies, without restriction as to issuer country, market capitalization or maturity. The securities are purchased without restriction as to credit quality, including those with below investment grade credit quality, commonly known as “junk bonds”. Such securities are considered speculative investments that carry greater risk of default. The Fund invests in income-producing securities, including convertible securities and other fixed income securities such as bills, notes, bonds, similar debt obligations and convertible debt issued by the United States Government, its agencies or instrumentalities. Derivative investments, (options) may be used by the adviser for hedging purposes or for speculative purposes. The Fund may sell securities short, write options, or leverage its assets through borrowings for investment purposes.

The adviser will select securities for the Fund based upon its determination that the securities are attractively valued based upon one or more of several factors such as: the credit quality of the underlying company, the yield to maturity/put, the equity sensitivity of the security, and the relative attractiveness of the underlying equity.

The adviser may sell a security based on its performance, new research or when the underlying investment thesis has deteriorated.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.

• Convertible Bond Risk. Convertible bonds are hybrid securities that have characteristics of both fixed income securities and common stocks and are subject to risks associated with both debt and equity securities. Equity markets can be volatile. In other words, the prices of convertible securities can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Credit Risk. Issuers of fixed income securities may suffer from a reduced ability to repay their interest and principal obligations. They may even default on interest and/or principal payments owed to the Fund. An increase in credit risk or a default will likely cause the value of Fund fixed income securities to decline. Issuers with lower credit quality, such as junk bonds issuers, are more susceptible to economic or industry downturns and are more likely to default.

• Equity Market Risk. Equity markets can be volatile. In other words, the prices of common stocks or convertible securities can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• Derivatives Risk. The Fund may use derivatives (including options) to enhance returns or hedge against market declines. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.

• Foreign Risk. Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. The values of foreign issuer common stocks and ADRs may be affected by changes in exchange control regulations, application of foreign tax laws, changes in governmental administration or economic or monetary policy.

• High-Yield Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

• Interest Rate Risk. In general, the price of a fixed income security falls when interest rates rise. Fixed income securities have varying levels of sensitivity to changes in interest rates. Securities with longer maturities may be more sensitive to interest rate changes.

• Issuer-Specific Risk. The value of a specific security or issuer can be more volatile than the market as a whole and can perform differently from the market as a whole.

• Leverage Risk. Using derivatives for hedging purposes and borrowing for investment purposes creates leverage, which can magnify the Fund’s potential for gain or loss, and therefore, amplify the effects of market volatility on the Fund’s share price.

• Management Risk. The adviser’s judgments about the attractiveness and potential appreciation of a common stock may prove to be inaccurate and may not produce the desired results.

• Short Position Risk. The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the adviser’s ability to accurately anticipate the future value of a security or instrument. The Fund’s losses are potentially unlimited in a short position transaction.

• Small and Medium Capitalization Company Risk. The value of small or medium capitalization company common stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

• Underlying Funds Risk. Other investment companies, including mutual funds and exchange-traded funds (“Underlying Funds’), are subject to their own expenses which will be indirectly paid by the Fund, thereby increasing the costs of investing in the Fund.

• Value Investing Risk. The adviser’s assessment of a convertible bond’s intrinsic value may never be fully recognized or realized by the market, and a convertible security judged to be undervalued may actually be appropriately priced or its price may move in the wrong direction.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of Class A shares of the Fund for each full calendar year since the Fund’s inception. Returns for Class I and Class C shares, which are not presented, will vary from the returns for Class A shares. The performance table compares the performance of the share classes of the Fund over time to the performance of a broad-based securities market index and a supplemental index of funds with similar investment strategies. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Effective January 27, 2014, the investment strategy and name of the Fund changed. Performance prior to that date reflects the prior investment strategy. Updated performance information is available at no cost by calling 1-855-527-2363 or visiting ascendantfunds.com.

Class A Annual Total Return For Calendar Years Ended December 31 (Returns do not reflect sales loads and would be lower if they did)	[2]

Best Quarter:	1st Quarter 2013	11.12%
Worst Quarter:	2nd Quarter 2012	(3.10)%

Performance Table Average Annual Total Returns (For periods ended December 31, 2013)
Average Annual Total Returns Ascendant Deep Value Convertibles Fund	Label	One Year	Life of Fund	Inception Date
Class A Shares	Return before taxes	8.62%	14.25%	Oct. 05, 2011
Class A Shares Return after taxes on distributions		6.73%	13.11%
Class A Shares Return after taxes on distributions and sale of Fund shares		5.12%	10.61%
Class C Shares	Return before taxes	14.28%	16.56%	Oct. 05, 2011
Class I Shares	Return before taxes	15.46%	17.66%	Oct. 05, 2011
Merrill Lynch Yield Alternatives Index (reflects no deduction for fees, expenses or taxes)		10.33%	11.19%
Standard & Poor's Composite 1500 Index (reflects no deduction for fees, expenses or taxes)		32.79%	27.03%
Dow Jones US Select Dividend Index (reflects no deduction for fees, expenses or taxes)		29.06%	23.65%

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs). After tax returns are not shown for Class C and I shares and would differ from those of Class A shares.

The Merrill Lynch Yield Alternatives Index (VYLD) measure the performance of convertible issuances with a greater than $50 million aggregate market value at issuance. The Merrill Lynch Yield Alternatives Index has replaced the Standard and Poor’s Composite 1500 Index as the Fund’s benchmark index to reflect changes to the Fund’s principal investment strategy.

The Standard and Poor’s Composite 1500 Index is an investable U.S. equity benchmark. The S&P Composite 1500 combines three leading indices, the S&P 500, the S&P Mid-Cap 400, and the S&P Small-Cap 600 to cover approximately 90% of the U.S. market capitalization.

The Dow Jones U.S. Select Dividend Index measures the performance of 100 of the highest dividend-yielding securities (excluding real estate investment trusts (“REITs”)) in the Dow Jones U.S. Index. This supplemental index has been added to reflect changes to the Fund’s investment strategy.

[1]	The returns are for Class I Shares, which would have substantially similar annual returns as the other share classes because the shares are invested in the same portfolio of securities and the returns for each class would differ only to the extent that the classes do not have the same expenses.
[2]	The returns are for Class A Shares, which would have substantially similar annual returns as the other share classes because the shares are invested in the same portfolio of securities and the returns for each class would differ only to the extent that the classes do not have the same expenses.